Basic and diluted earnings per share	12 Months Ended
Dec. 31, 2024
Basic and diluted earnings per share
Basic and diluted earnings per share

6.Basic and diluted earnings per share

Basic earnings per share is calculated by dividing the net profit or loss attributable to equity holders of the Company by the weighted average number of common shares outstanding during the financial year.

Diluted earnings per share is calculated by dividing the net profit or loss attributable to equity holders of the Company by the weighted average number of common shares outstanding during the financial year, after adjusting for all dilutive potential ordinary shares.

	2024	2023	2022
Net profit attributable to equity holders of the Company (US$’000)	354,296	469,957	227,396
Weighted average number of common shares outstanding (‘000) - Basic	133,609	131,759	134,751
Weighted average number of common shares outstanding (‘000) [1] - Diluted	134,188	133,034	135,416
Basic earnings per share (US$ per share)	2.65	3.57	1.69
Diluted earnings per share (US$ per share)	2.64	3.53	1.68
[1]	Includes dilutive shares of 515,905 (2023: 1,274,180) from share options.